UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   February 17, 2004


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 83


Form 13F Information Table Value Total: $96,101





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      407     8725 SH       SOLE                     8725
Allergan, Inc.                 COM              018490102     1077    14025 SH       SOLE                    13025              1000
Allied Irish                   COM              019228402      230     7250 SH       SOLE                     7250
Altria Group                   COM              02209S103     1374    25250 SH       SOLE                    24250              1000
American Int'l Group           COM              026874107      882    13306 SH       SOLE                    13306
Amkor Technology               COM              031652100      218    12000 SH       SOLE                     7000              5000
Arrow International            COM              042764100      652    26100 SH       SOLE                    18700              7400
Berkshire Hathaway A           COM              084670108     5729       68 SH       SOLE                       57                11
Berkshire Hathaway B           COM              084670207     4831     1716 SH       SOLE                     1577               139
Block (H&R)                    COM              093671105     1872    33800 SH       SOLE                    33650               150
Brown Forman B                 COM              115637209      215     2300 SH       SOLE                     2300
Burlington Resources           COM              122014103      997    18000 SH       SOLE                    17000              1000
Cablevision Systems            COM              12686C109     1216    51970 SH       SOLE                    46254              5716
Carpenter Technology           COM              144285103      263     8896 SH       SOLE                     6896              2000
CenturyTel                     COM              156700106      959    29400 SH       SOLE                    26150              3250
Citigroup, Inc.                COM              172967101     1409    29036 SH       SOLE                    23152              5884
Coca-Cola Co.                  COM              191216100      831    16370 SH       SOLE                    15720               650
Comcast A SPCL                 COM              20030N200      586    18750 SH       SOLE                    17150              1600
Comcast Corp. A                COM              20030N101      280     8510 SH       SOLE                     8510
Costco Wholesale               COM              22160K105     1162    31250 SH       SOLE                    31250
Diageo PLC ADR                 COM              25243Q205      945    17884 SH       SOLE                    16884              1000
Dover Corp.                    COM              260003108     3220    81000 SH       SOLE                    76600              4400
Dress Barn                     COM              261570105      288    19200 SH       SOLE                    19200
Dupont (E.I.)                  COM              263534109      298     6500 SH       SOLE                     2900              3600
Ethan Allen                    COM              297602104      916    21875 SH       SOLE                    21875
Exxon Mobil                    COM              30231G102     2393    58362 SH       SOLE                    46734             11628
Federal Signal                 COM              313855108      270    15400 SH       SOLE                    14400              1000
Fifth Third Bancorp            COM              316773100      250     4225 SH       SOLE                     3775               450
Freddie Mac                    COM              313400301     1325    22725 SH       SOLE                    19650              3075
Fulton Financial               COM              360271100     1441    65763 SH       SOLE                    63594              2169
Gannett Co.                    COM              364730101     1046    11728 SH       SOLE                    11728
General Electric               COM              369604103      445    14360 SH       SOLE                    14360
Genuine Parts                  COM              372460105      408    12300 SH       SOLE                    10700              1600
Grey Global Group              COM              39787M108      280      410 SH       SOLE                      410
HCA, Inc.                      COM              404119109     1775    41325 SH       SOLE                    37125              4200
Harley Davidson                COM              412822108      693    14575 SH       SOLE                    13925               650
Hasbro, Inc.                   COM              418056107      686    32250 SH       SOLE                    17250             15000
Hershey Foods                  COM              427866108      440     5712 SH       SOLE                     3312              2400
Hillenbrand Ind.               COM              431573104     1444    23275 SH       SOLE                    19975              3300
Int'l Business Machines        COM              459200101      264     2850 SH       SOLE                     2850
InterActive Corp               COM              45840Q101      877    25850 SH       SOLE                    25100               750
J & J Snack Foods              COM              466032109      232     6150 SH       SOLE                     6150
Johnson & Johnson              COM              478160104     1710    33100 SH       SOLE                    31300              1800
Kroger Company                 COM              501044101      759    41000 SH       SOLE                    39600              1400
Laboratory Corp                COM              50540R409      520    14075 SH       SOLE                    13375               700
Liberty Media Corp.            COM              530718105     3317   279009 SH       SOLE                   238851             40158
Lindsay Mfg.                   COM              535555106      210     8300 SH       SOLE                     8300
Lockheed Martin                COM              539830109      375     7300 SH       SOLE                     6800               500
Loews Corp.                    COM              540424108      550    11120 SH       SOLE                    11120
Lucent Technologies            COM              549463107       34    12000 SH       SOLE                    12000
Manpower, Inc.                 COM              56418H100      720    15300 SH       SOLE                    14500               800
Marathon Oil                   COM              565849106      629    19000 SH       SOLE                    19000
Martin Marietta Matrls.        COM              573284106     3059    65125 SH       SOLE                    57975              7150
McKesson Corp.                 COM              58155Q103      364    11325 SH       SOLE                    11325
Merck & Co.                    COM              589331107      352     7620 SH       SOLE                     7320               300
Mohawk Industries              COM              608190104     2257    32000 SH       SOLE                    30700              1300
Nat'l Penn Bancshares          COM              637138108      425    13231 SH       SOLE                    12129              1102
Neiman Marcus A                COM              640204202      649    12100 SH       SOLE                    12100
Nestle Reg ADR                 COM              641069406     3281    52375 SH       SOLE                    48575              3800
Newell Rubbermaid              COM              651229106      704    30925 SH       SOLE                    29425              1500
PepsiCo, Inc.                  COM              713448108      205     4400 SH       SOLE                     4100               300
Pfizer, Inc.                   COM              717081103     2876    81403 SH       SOLE                    66603             14800
Procter & Gamble               COM              742718109      265     2656 SH       SOLE                     2656
Progressive Corp.              COM              743315103     7718    92335 SH       SOLE                    78035             14300
Pulitzer, Inc.                 COM              745769109      227     4200 SH       SOLE                     4200
Respironics Inc.               COM              761230101      226     5000 SH       SOLE                     5000
Schering Plough                COM              806605101      210    12075 SH       SOLE                    11075              1000
Scripps (E.W.) Co.             COM              811054204      666     7075 SH       SOLE                     6825               250
Sovereign Bancorp              COM              845905108     1725    72625 SH       SOLE                    72625
T J X Companies                COM              872540109     3792   171975 SH       SOLE                   157425             14550
Telephone & Data Sys.          COM              879433100      755    12075 SH       SOLE                    11775               300
Thor Industries                COM              885160101      669    11900 SH       SOLE                    11900
Time Warner                    COM              887317105      681    37879 SH       SOLE                    35879              2000
Transatlantic Holdings         COM              893521104      446     5525 SH       SOLE                     5250               275
Tyco International             COM              902124106     1097    41382 SH       SOLE                    36182              5200
Unitrin, Inc.                  COM              913275103      781    18850 SH       SOLE                    12650              6200
Verizon Communications         COM              92343V104     1643    46825 SH       SOLE                    42863              3962
Viacom Inc. Class B            COM              925524308      988    22267 SH       SOLE                    21717               550
Wachovia Corp.                 COM              929903102     1530    32834 SH       SOLE                    32834
Washington Post Cl B           COM              939640108     1454     1837 SH       SOLE                     1722               115
Waste Management               COM              94106L109     1437    48550 SH       SOLE                    47450              1100
Wells Fargo                    COM              949746101     1462    24825 SH       SOLE                    24475               350
Wyeth                          COM              983024100      207     4865 SH       SOLE                     4865